Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

July 31, 2019

TEK-QTLY-0919
1.931233.107

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.8%
		Shares	Value
Argentina - 0.2%
Central Puerto SA sponsored ADR (a)		40,560	$373,558
Grupo Financiero Galicia SA sponsored ADR		23,140	850,164
Inversiones y Representaciones SA ADR (a)		36,684	377,845

TOTAL ARGENTINA			1,601,567

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)		372,338	227,057
Belgium - 0.3%
Titan Cement International Trading SA (a)		119,600	2,515,547
Bermuda - 0.8%
AGTech Holdings Ltd. (a)		1,668,000	95,497
Cosan Ltd. Class A (a)		43,600	639,612
Credicorp Ltd. (United States)		8,116	1,769,207
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	32,134
Kunlun Energy Co. Ltd.		346,440	302,140
Marvell Technology Group Ltd.		21,100	554,086
Pacific Basin Shipping Ltd.		2,927,000	600,901
Shangri-La Asia Ltd.		1,708,000	2,078,072

TOTAL BERMUDA			6,071,649

Brazil - 4.3%
Atacadao Distribuicao Comercio e Industria Ltda		330,400	2,026,718
Azul SA sponsored ADR (a)		39,100	1,591,370
Banco do Brasil SA		429,384	5,537,826
BM&F BOVESPA SA		60,000	663,304
BTG Pactual Participations Ltd. unit		140,700	2,203,213
Centrais Eletricas Brasileiras SA (Electrobras) (a)		62,580	645,912
Companhia de Saneamento de Minas Gerais		85,196	1,504,634
Direcional Engenharia SA		336,700	1,110,761
Localiza Rent A Car SA		155,885	1,797,251
Natura Cosmeticos SA		285,500	4,576,109
Notre Dame Intermedica Participacoes SA		153,262	1,754,962
Petrobras Distribuidora SA		249,400	1,738,321
Rumo SA (a)		318,300	1,828,222
Suzano Papel e Celulose SA		180,300	1,448,976
Totvs SA		34,200	434,630
Vale SA sponsored ADR		198,968	2,584,594

TOTAL BRAZIL			31,446,803

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		32,400	826,848
Canada - 0.1%
Pan American Silver Corp.		64,200	975,198
Cayman Islands - 15.5%
51job, Inc. sponsored ADR (a)		2,300	178,365
58.com, Inc. ADR (a)		8,698	490,393
Airtac International Group		128,000	1,305,440
Alibaba Group Holding Ltd. sponsored ADR (a)		128,900	22,313,879
Ant International Co. Ltd. Class C (a)(b)(c)		288,435	2,209,412
Chailease Holding Co. Ltd.		197,490	827,478
China Biologic Products Holdings, Inc. (a)		7,233	693,862
China Resources Land Ltd.		496,890	2,123,414
China State Construction International Holdings Ltd.		1,172,000	1,203,916
CStone Pharmaceuticals Co. Ltd. (a)(d)		437,343	658,771
ENN Energy Holdings Ltd.		128,794	1,324,827
Haitian International Holdings Ltd.		499,000	1,008,075
Hansoh Pharmaceutical Group Co. Ltd. (d)		382,279	1,027,343
Hutchison China Meditech Ltd. sponsored ADR (a)		31,354	655,612
HUYA, Inc. ADR (a)		93,010	2,108,537
iQIYI, Inc. ADR (a)		38,600	717,574
JD.com, Inc. sponsored ADR (a)		180,900	5,410,719
Kingdee International Software Group Co. Ltd.		501,000	477,240
Kingsoft Corp. Ltd. (a)		1,914,000	4,123,860
Koolearn Technology Holding Ltd. (a)(d)		384,000	534,195
LexinFintech Holdings Ltd. ADR (a)		23,000	243,800
Meituan Dianping Class B		1,338,300	10,821,744
Momo, Inc. ADR		71,689	2,435,275
NetEase, Inc. ADR		9,000	2,077,380
PagSeguro Digital Ltd. (a)		14,200	617,416
Pinduoduo, Inc. ADR		136,200	3,033,174
PPDAI Group, Inc. ADR		39,500	153,260
Qutoutiao, Inc. ADR		87,900	355,116
Sea Ltd. ADR (a)		10,597	371,955
Shenzhou International Group Holdings Ltd.		385,400	5,315,712
Shimao Property Holdings Ltd.		344,860	952,435
Sunny Optical Technology Group Co. Ltd.		115,800	1,339,040
Tencent Holdings Ltd.		675,150	31,457,236
Tencent Music Entertainment Group ADR(a)		23,200	331,064
Uni-President China Holdings Ltd.		2,140,600	2,531,810
Weidai Ltd. ADR		12,000	98,160
Wise Talent Information Technology Co. Ltd. (a)		217,268	515,307
Wuxi Biologics (Cayman), Inc. (a)(d)		145,511	1,546,384
YY, Inc. ADR (a)		8,900	571,291
Zai Lab Ltd. ADR (a)		22,400	719,488

TOTAL CAYMAN ISLANDS			114,879,959

Chile - 0.3%
Compania Cervecerias Unidas SA sponsored ADR		28,000	782,880
Vina Concha y Toro SA		567,835	1,141,292

TOTAL CHILE			1,924,172

China - 7.3%
BBMG Corp. (H Shares)		3,325,000	967,419
Beijing Sinnet Technology Co. Ltd. (A Shares)		106,514	291,189
China Communications Construction Co. Ltd. (H Shares)		870,000	732,179
China Life Insurance Co. Ltd. (H Shares)		2,707,934	6,897,569
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,837,460	1,123,589
China Oilfield Services Ltd. (H Shares)		1,444,000	1,628,950
China Pacific Insurance (Group) Co. Ltd. (H Shares)		725,106	3,092,924
China Petroleum & Chemical Corp. (H Shares)		4,790,000	3,075,232
China Tower Corp. Ltd. (H Shares) (d)		4,156,000	1,074,110
Glodon Co. Ltd. (A Shares)		72,497	366,005
Haier Smart Home Co. Ltd. (A Shares)		2,195,511	5,325,316
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		96,165	426,075
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		168,766	1,219,952
Industrial & Commercial Bank of China Ltd. (H Shares)		17,004,160	11,419,087
PICC Property & Casualty Co. Ltd. (H Shares)		963,870	1,144,467
Ping An Bank Co. Ltd. (A Shares)		380,163	773,269
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		639,100	7,532,314
Shanghai International Airport Co. Ltd. (A Shares)		130,637	1,560,383
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		50,163	1,149,909
Sinopec Engineering Group Co. Ltd. (H Shares)		838,500	656,888
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		366,705	831,455
Tsingtao Brewery Co. Ltd. (H Shares)		348,000	2,035,364
WuXi AppTec Co. Ltd. (H Shares) (d)		98,160	906,842

TOTAL CHINA			54,230,487

Egypt - 0.0%
Six of October Development & Investment Co.		305,733	245,695
Hong Kong - 2.2%
AIA Group Ltd.		65,600	671,466
China Everbright International Ltd.		903,000	795,191
China Overseas Land and Investment Ltd.		1,067,840	3,640,330
China Resources Beer Holdings Co. Ltd.		672,666	3,151,749
China Resources Power Holdings Co. Ltd.		398,429	572,151
China Unicom Ltd.		820,300	799,182
China Unicom Ltd. sponsored ADR		42,820	419,636
CNOOC Ltd.		2,609,000	4,301,629
Far East Horizon Ltd.		676,780	629,477
Hong Kong Exchanges and Clearing Ltd.		28,400	954,421

TOTAL HONG KONG			15,935,232

Hungary - 0.2%
OTP Bank PLC		38,140	1,592,292
India - 7.0%
Adani Ports & Special Economic Zone Ltd. (a)		322,203	1,759,108
Axis Bank Ltd.		367,979	3,586,587
Federal Bank Ltd.		1,090,806	1,455,952
ICICI Bank Ltd.		258,692	1,589,724
ICICI Bank Ltd. sponsored ADR		596,440	7,282,532
IndoStar Capital Finance Ltd. (d)		90,313	385,114
Indraprastha Gas Ltd. (a)		331,593	1,454,070
ITC Ltd.		885,513	3,462,375
JK Cement Ltd.		95,274	1,332,375
JM Financial Ltd.		377,249	364,443
Larsen & Toubro Ltd.		112,469	2,256,091
LIC Housing Finance Ltd.		600,290	4,496,439
Manappuram General Finance & Leasing Ltd.		966,440	1,586,672
NTPC Ltd.		545,064	1,000,032
Oberoi Realty Ltd. (a)		187,493	1,490,806
Petronet LNG Ltd.		288,506	987,543
Phoenix Mills Ltd.		117,992	1,097,709
Power Grid Corp. of India Ltd.		471,642	1,439,917
Reliance Industries Ltd.		389,713	6,561,074
Shree Cement Ltd.		6,500	1,897,610
Shriram Transport Finance Co. Ltd.		110,600	1,550,045
SREI Infrastructure Finance Ltd.		116,223	19,838
State Bank of India (a)		985,175	4,728,492

TOTAL INDIA			51,784,548

Indonesia - 1.1%
PT Bank Mandiri (Persero) Tbk		5,499,900	3,094,213
PT Bank Rakyat Indonesia Tbk		15,254,200	4,833,720

TOTAL INDONESIA			7,927,933

Japan - 0.6%
Keyence Corp.		1,100	638,322
Murata Manufacturing Co. Ltd.		7,700	352,592
Nintendo Co. Ltd.		2,600	956,522
Renesas Electronics Corp. (a)		147,800	881,719
SoftBank Corp.		9,684	494,447
Square Enix Holdings Co. Ltd.		12,400	426,859
Zozo, Inc.		21,700	411,500

TOTAL JAPAN			4,161,961

Korea (South) - 7.7%
AMOREPACIFIC Group, Inc.		33,849	1,626,423
BS Financial Group, Inc.		171,678	1,008,496
Daou Technology, Inc.		63,344	1,081,612
Hyundai Fire & Marine Insurance Co. Ltd.		34,455	809,099
Hyundai Mobis		37,055	7,467,031
Iljin Materials Co. Ltd. (a)		12,381	386,800
Kakao Corp.		5,000	530,423
KB Financial Group, Inc.		113,488	4,129,849
Korea Electric Power Corp. (a)		25,512	598,121
Korea Electric Power Corp. sponsored ADR (a)(e)		9,920	116,362
LG Chemical Ltd.		4,683	1,318,986
LG Corp.		30,812	1,830,402
NAVER Corp.		4,727	546,137
NCSOFT Corp.		3,550	1,436,542
Netmarble Corp. (a)(d)		4,250	322,692
POSCO		15,862	2,977,303
S-Oil Corp.		13,480	1,060,529
Samsung Biologics Co. Ltd. (a)(d)		3,745	876,716
Samsung Electronics Co. Ltd.		475,798	17,945,932
Samsung SDI Co. Ltd.		10,087	2,091,924
Shinhan Financial Group Co. Ltd.		74,333	2,711,417
SK Hynix, Inc.		94,442	6,020,535

TOTAL KOREA (SOUTH)			56,893,331

Malaysia - 0.2%
British American Tobacco (Malaysia) Bhd		121,400	663,014
IHH Healthcare Bhd		740,000	1,024,572

TOTAL MALAYSIA			1,687,586

Mexico - 1.3%
America Movil S.A.B. de CV Series L sponsored ADR		86,200	1,205,938
Fibra Uno Administracion SA de CV		696,400	895,040
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		122,600	1,230,302
Grupo Financiero Banorte S.A.B. de CV Series O		417,829	2,103,562
Macquarie Mexican (REIT) (d)		1,225,170	1,385,399
Wal-Mart de Mexico SA de CV Series V		967,400	2,854,180

TOTAL MEXICO			9,674,421

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit		325,000	519,167
Netherlands - 0.2%
NXP Semiconductors NV		6,000	620,340
Yandex NV Series A (a)		19,339	758,476

TOTAL NETHERLANDS			1,378,816

Nigeria - 0.2%
Guaranty Trust Bank PLC		4,339,783	340,234
Guaranty Trust Bank PLC GDR (Reg. S)		105,540	401,052
Transnational Corp. of Nigeria PLC		14,302,689	37,904
Zenith Bank PLC		19,380,836	979,073

TOTAL NIGERIA			1,758,263

Pakistan - 0.1%
Habib Bank Ltd.		746,800	562,814
Panama - 0.2%
Copa Holdings SA Class A		14,849	1,501,234
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR		241,700	3,683,508
Philippines - 0.5%
Metropolitan Bank & Trust Co.		1,640,922	2,436,139
Robinsons Land Corp.		2,459,860	1,312,532

TOTAL PHILIPPINES			3,748,671

Poland - 0.1%
Dino Polska SA (a)(d)		27,400	1,032,815
Russia - 3.9%
Lukoil PJSC sponsored ADR		69,100	5,688,312
MMC Norilsk Nickel PJSC sponsored ADR		152,100	3,516,552
NOVATEK OAO GDR (Reg. S)		17,500	3,671,500
RusHydro PJSC		20	0
Sberbank of Russia		1,604,000	5,852,440
Sberbank of Russia sponsored ADR		508,384	7,600,341
Tatneft PAO		132,900	1,551,849
Unipro PJSC		21,527,700	899,700

TOTAL RUSSIA			28,780,694

Singapore - 0.2%
First Resources Ltd.		1,056,100	1,196,308
South Africa - 3.8%
AngloGold Ashanti Ltd.		141,600	2,433,353
Barclays Africa Group Ltd.		401,650	4,450,522
Bidvest Group Ltd.		96,556	1,236,463
Impala Platinum Holdings Ltd. (a)		675,000	3,601,023
Motus Holdings Ltd.		105,500	543,572
Mr Price Group Ltd.		124,700	1,530,723
Naspers Ltd. Class N		53,000	12,919,295
Pick 'n Pay Stores Ltd.		300,500	1,387,453

TOTAL SOUTH AFRICA			28,102,404

Taiwan - 3.9%
Delta Electronics, Inc.		123,000	593,024
Formosa Plastics Corp.		566,000	1,818,522
King's Town Bank		128,600	131,214
Largan Precision Co. Ltd.		5,403	729,490
MediaTek, Inc.		61,000	609,401
Nanya Technology Corp.		655,000	1,530,757
Taiwan Semiconductor Manufacturing Co. Ltd.		2,478,000	20,352,178
Unified-President Enterprises Corp.		1,318,000	3,407,491

TOTAL TAIWAN			29,172,077

Thailand - 0.7%
PTT Global Chemical PCL (For. Reg.)		1,047,800	2,046,974
Siam Cement PCL (For. Reg.)		242,600	3,408,818

TOTAL THAILAND			5,455,792

Turkey - 0.5%
Aselsan A/S		405,100	1,375,496
Enerjisa Enerji A/S (d)		196,500	213,365
Tupras Turkiye Petrol Rafinerileri A/S		88,000	2,207,490

TOTAL TURKEY			3,796,351

United Arab Emirates - 0.3%
Emaar Properties PJSC		1,403,364	2,112,792
United Kingdom - 0.2%
Mondi PLC		42,687	926,489
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS AG London Bank Warrant Program) A warrants 4/8/20 (a)(d)		173,511	393,586

TOTAL UNITED KINGDOM			1,320,075

United States of America - 1.1%
Activision Blizzard, Inc.		24,500	1,194,130
DouYu International Holdings Ltd. ADR		214,339	2,094,092
MercadoLibre, Inc. (a)		7,300	4,536,366

TOTAL UNITED STATES OF AMERICA			7,824,588

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (a)		500,000	439,136
TOTAL COMMON STOCKS
(Cost $427,724,119)			486,987,791

Nonconvertible Preferred Stocks - 3.5%
Brazil - 2.6%
Ambev SA sponsored ADR		468,700	2,470,049
Banco do Estado Rio Grande do Sul SA		127,220	783,718
Companhia Paranaense de Energia-Copel:
(PN-B)		3,315	42,693
(PN-B) sponsored ADR		147,952	1,910,060
Itau Unibanco Holding SA sponsored ADR		759,186	6,946,552
Metalurgica Gerdau SA (PN)		898,970	1,566,458
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)		356,806	4,895,378
Telefonica Brasil SA		70,163	961,527

TOTAL BRAZIL			19,576,435

Korea (South) - 0.9%
Hyundai Motor Co. Series 2		60,917	4,202,386
Samsung Electronics Co. Ltd.		74,628	2,298,430

TOTAL KOREA (SOUTH)			6,500,816

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $21,914,003)			26,077,251
		Principal Amount(f)	Value

Nonconvertible Bonds - 5.5%
Azerbaijan - 0.5%
Southern Gas Corridor CJSC 6.875% 3/24/26(d)		650,000	761,451
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,625,000	3,140,977

TOTAL AZERBAIJAN			3,902,428

Bahrain - 0.3%
The Oil and Gas Holding Co. 7.5% 10/25/27 (d)		1,905,000	2,115,979
Georgia - 0.9%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		3,125,000	3,265,624
JSC Georgian Railway 7.75% 7/11/22 (d)		3,150,000	3,457,125

TOTAL GEORGIA			6,722,749

Mexico - 0.8%
Pemex Project Funding Master Trust 6.625% 6/15/35		2,525,000	2,369,081
Petroleos Mexicanos 6.5% 6/2/41		3,900,000	3,486,522

TOTAL MEXICO			5,855,603

Netherlands - 0.3%
Petrobras Global Finance BV:
5.999% 1/27/28		950,000	1,038,350
6.9% 3/19/49		1,250,000	1,399,555

TOTAL NETHERLANDS			2,437,905

Saudi Arabia - 0.6%
Saudi Arabian Oil Co.:
4.25% 4/16/39 (d)		3,355,000	3,472,006
4.375% 4/16/49 (d)		700,000	722,488

TOTAL SAUDI ARABIA			4,194,494

South Africa - 0.9%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		1,350,000	1,355,400
6.75% 8/6/23 (d)		3,325,000	3,418,266
8.45% 8/10/28 (d)		1,450,000	1,596,640

TOTAL SOUTH AFRICA			6,370,306

Tunisia - 0.3%
Banque Centrale de Tunisie:
5.75% 1/30/25 (d)		900,000	839,250
6.75% 10/31/23 (Reg. S)	EUR	1,025,000	1,171,907

TOTAL TUNISIA			2,011,157

Turkey - 0.1%
Export Credit Bank of Turkey 6.125% 5/3/24 (d)		955,000	919,784
United Kingdom - 0.6%
Biz Finance PLC 9.625% 4/27/22 (d)		4,350,000	4,556,625
Venezuela - 0.2%
Petroleos de Venezuela SA:
6% 5/16/24 (d)(g)		5,700,000	798,000
6% 11/15/26 (Reg. S) (g)		6,800,000	952,000

TOTAL VENEZUELA			1,750,000

TOTAL NONCONVERTIBLE BONDS
(Cost $41,527,019)			40,837,030

Government Obligations - 19.1%
Angola - 0.4%
Angola Republic 9.375% 5/8/48 (d)		2,575,000	2,839,742
Argentina - 2.9%
Argentine Republic:
5.875% 1/11/28		5,230,000	4,139,872
6.875% 4/22/21		4,575,000	4,122,075
6.875% 1/26/27		2,200,000	1,817,750
7.125% 7/6/36		2,550,000	2,008,125
7.5% 4/22/26		10,510,000	9,028,747
7.82% 12/31/33	EUR	688,052	647,898

TOTAL ARGENTINA			21,764,467

Benin - 0.2%
Republic of Benin 5.75% 3/26/26 (d)	EUR	1,000,000	1,140,210
Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (d)		3,750,000	4,074,609
Costa Rica - 0.1%
Costa Rican Republic 9.2% 2/21/24 (d)		665,000	737,319
Dominican Republic - 0.1%
Dominican Republic 6.4% 6/5/49 (d)		500,000	534,688
Ecuador - 0.4%
Ecuador Republic:
7.875% 1/23/28 (d)		1,050,000	1,022,766
7.95% 6/20/24 (d)		570,000	589,238
8.875% 10/23/27 (d)		710,000	732,010
9.625% 6/2/27 (d)		200,000	212,500
9.65% 12/13/26 (d)		500,000	536,563

TOTAL ECUADOR			3,093,077

Egypt - 2.2%
Arab Republic of Egypt:
yield at date of purchase 17.0012% to 17.3799% 8/6/19 to 11/5/19	EGP	62,000,000	3,625,410
5.625% 4/16/30(Reg. S)	EUR	550,000	619,505
6.375% 4/11/31 (d)	EUR	500,000	586,537
7.5% 1/31/27 (d)		3,050,000	3,332,125
7.903% 2/21/48 (d)		2,325,000	2,412,188
8.5% 1/31/47 (d)		4,775,000	5,216,688
8.7002% 3/1/49 (d)		295,000	322,288

TOTAL EGYPT			16,114,741

El Salvador - 1.4%
El Salvador Republic:
6.375% 1/18/27 (d)		1,550,000	1,599,891
7.1246% 1/20/50 (d)		270,000	274,050
7.625% 2/1/41 (d)		1,850,000	1,994,531
7.65% 6/15/35 (Reg. S)		2,400,000	2,609,250
8.625% 2/28/29 (d)		3,210,000	3,751,688

TOTAL EL SALVADOR			10,229,410

Gabon - 0.4%
Gabonese Republic 6.375% 12/12/24 (d)		2,800,000	2,777,250
Ghana - 0.6%
Ghana Republic:
7.875% 3/26/27 (d)		225,000	237,938
8.125% 1/18/26 (d)		1,725,000	1,861,383
8.95% 3/26/51 (d)		985,000	1,018,552
10.75% 10/14/30 (d)		825,000	1,045,688

TOTAL GHANA			4,163,561

Iraq - 0.8%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,400,000	5,361,188
6.752% 3/9/23 (d)		500,000	517,500

TOTAL IRAQ			5,878,688

Ivory Coast - 0.4%
Ivory Coast:
5.125% 6/15/25(Reg. S)	EUR	750,000	884,735
5.75% 12/31/32		2,420,000	2,369,331

TOTAL IVORY COAST			3,254,066

Jordan - 0.6%
Jordanian Kingdom 7.375% 10/10/47 (d)		4,010,000	4,253,106
Lebanon - 2.8%
Lebanese Republic:
5.45% 11/28/19		7,050,000	6,966,281
6.1% 10/4/22		2,785,000	2,351,584
6.375% 3/9/20		9,725,000	9,481,875
8.25% 4/12/21 (Reg.S)		1,945,000	1,819,791

TOTAL LEBANON			20,619,531

Nigeria - 1.0%
Republic of Nigeria:
yield at date of purchase 13.7104% to 16.1171% 11/28/19 to 2/20/20	NGN	1,074,000,000	2,807,728
7.875% 2/16/32 (d)		1,225,000	1,301,563
9.248% 1/21/49 (d)		3,060,000	3,500,831

TOTAL NIGERIA			7,610,122

Oman - 0.8%
Sultanate of Oman:
6.5% 3/8/47 (d)		1,455,000	1,347,239
6.75% 1/17/48 (d)		5,250,000	4,948,125

TOTAL OMAN			6,295,364

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (d)		2,875,000	3,040,305
Turkey - 1.4%
Export Credit Bank of Turkey 5.375% 2/8/21 (d)		6,275,000	6,196,563
Turkish Republic:
5.75% 5/11/47		2,725,000	2,303,477
6.875% 3/17/36		1,375,000	1,347,500
8% 2/14/34		705,000	763,163

TOTAL TURKEY			10,610,703

Ukraine - 1.2%
Ukraine Government:
7.375% 9/25/32 (d)		2,900,000	2,948,031
7.75% 9/1/20 (d)		1,375,000	1,420,547
7.75% 9/1/21 (d)		2,280,000	2,387,160
7.75% 9/1/24 (d)		2,250,000	2,401,875

TOTAL UKRAINE			9,157,613

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.05% to 2.39% 8/8/19 to 10/24/19 (h)		1,750,000	1,745,464
Venezuela - 0.1%
Venezuelan Republic 9.25% 9/15/27 (g)		6,200,000	868,000
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (d)		650,000	467,594
TOTAL GOVERNMENT OBLIGATIONS
(Cost $139,834,048)			141,269,630
		Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund 2.43% (i)		43,127,466	43,136,092
Fidelity Securities Lending Cash Central Fund 2.43% (i)(j)		118,788	118,800
TOTAL MONEY MARKET FUNDS
(Cost $43,254,251)			43,254,892
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $674,253,440)			738,426,594
NET OTHER ASSETS (LIABILITIES) - 0.3%			2,179,951
NET ASSETS - 100%			$740,606,545

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	608	Sept. 2019	$31,178,240	$49,024	$49,024

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

NGN – Nigerian naira

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,209,412 or 0.3% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,861,451 or 14.8% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Non-income producing - Security is in default.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,745,464.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$673,982
Fidelity Securities Lending Cash Central Fund	19,860
Total	$693,842

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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